UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL THEMATIC

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Thematic Growth Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Information Technology - 26.7%
Communications Equipment - 4.0%
F5 Networks, Inc. (a)	80,030	$10,718,418
Juniper Networks, Inc. (a)	433,459	9,289,026
QUALCOMM, Inc.	272,810	17,416,191

		37,423,635

Computers & Peripherals - 6.8%
Apple, Inc. (a)	28,950	16,913,748
Fusion-io, Inc. (a)(b)	862,029	22,111,044
Silicon Graphics International Corp. (a)(b)	2,374,193	22,412,382
Stratasys, Inc. (a)	58,210	2,980,934

		64,418,108

Internet Software & Services - 7.0%
Bazaarvoice, Inc. (a)(b)	465,301	9,217,613
Cornerstone OnDemand, Inc. (a)(b)	435,170	9,042,832
LinkedIn Corp. (a)(b)	145,242	15,751,495
MercadoLibre, Inc. (b)	132,760	12,843,202
Rackspace Hosting, Inc. (a)(b)	175,709	10,206,936
Yelp, Inc. (a)(b)	381,593	8,723,216

		65,785,294

Semiconductors & Semiconductor Equipment - 3.3%
NVIDIA Corp. (a)	1,529,012	19,877,156
Samsung Electronics Co., Ltd.	8,780	10,746,380

		30,623,536

Software - 5.6%
Citrix Systems, Inc. (a)	123,180	10,545,440
Intuit, Inc.	279,130	16,181,166
Red Hat, Inc. (a)	205,100	12,226,011
Salesforce.com, Inc. (a)	74,701	11,633,187
Splunk, Inc. (a)	67,339	2,286,159

		52,871,963

		251,122,536

Financials - 18.9%
Capital Markets - 3.1%
Blackstone Group LP	1,130,210	15,325,648
CITIC Securities Co., Ltd. (a)(b)	6,518,300	13,626,728

		28,952,376

Commercial Banks - 4.9%
BOC Hong Kong Holdings Ltd.	3,949,000	12,231,195
Siam Commercial Bank PCL	2,098,200	10,576,293
Standard Chartered PLC	956,280	23,376,872

		46,184,360

Company	Shares	U.S. $ Value
Consumer Finance - 2.8%
Green Dot Corp. (a)(b)	1,011,117	26,683,378

Insurance - 1.5%
AIA Group Ltd.	3,931,600	13,938,633

Real Estate Investment Trusts (REITs) - 1.3%
Weyerhaeuser Co.	583,344	11,876,884

Real Estate Management & Development - 5.3%
Ciputra Development Tbk PT	128,703,508	10,612,474
Guangzhou R&F Properties Co., Ltd. (b)	8,054,400	10,698,898
Hang Lung Properties Ltd.	3,283,000	12,091,060
Sun Hung Kai Properties Ltd.	1,414,000	16,954,831

		50,357,263

		177,992,894

Consumer Discretionary - 14.1%
Automobiles - 1.0%
Tesla Motors, Inc. (a)(b)	283,321	9,386,425

Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group (ADR) (a)	360,530	9,636,967

Hotels, Restaurants & Leisure - 1.9%
Ctrip.com International Ltd. (ADR) (a)(b)	830,070	17,987,617

Household Durables - 1.9%
Rinnai Corp. (b)	239,600	17,455,705

Internet & Catalog Retail - 3.5%
Amazon.com, Inc. (a)	143,610	33,303,159

Specialty Retail - 3.5%
L’Occitane International SA (b)	5,980,500	15,909,561
Zhongsheng Group Holdings Ltd. (b)	8,587,500	16,963,605

		32,873,166

Textiles, Apparel & Luxury Goods - 1.3%
Burberry Group PLC	523,490	12,618,348

		133,261,387

Energy - 12.8%
Energy Equipment & Services - 6.3%
Halliburton Co.	513,440	17,569,917
Nabors Industries Ltd. (a)	634,400	10,562,760
National Oilwell Varco, Inc.	166,330	12,601,161
Saipem SpA	189,620	9,372,249
Schlumberger Ltd.	126,760	9,397,986

		59,504,073

Oil, Gas & Consumable Fuels - 6.5%
Cameco Corp.	735,675	16,279,653
Denbury Resources, Inc. (a)	830,406	15,810,930
Kinder Morgan, Inc./Delaware (b)	293,068	10,521,141
Occidental Petroleum Corp.	103,120	9,406,607

Company	Shares	U.S. $ Value
Santos Ltd.	653,984	9,487,331

		61,505,662

		121,009,735

Materials - 10.0%
Chemicals - 3.0%
Dow Chemical Co. (The)	283,940	9,619,887
Monsanto Co.	171,881	13,093,895
Stella Chemifa Corp. (b)	228,300	5,200,995

		27,914,777

Metals & Mining - 7.0%
Freeport-McMoRan Copper & Gold, Inc.	442,060	16,930,898
Goldcorp, Inc.	605,140	23,174,011
Ivanhoe Mines Ltd./CA (a)(b)	1,067,212	12,456,298
Mongolian Mining Corp. (a)	11,495,500	9,235,346
Umicore SA (b)	81,890	4,446,937

		66,243,490

		94,158,267

Health Care - 8.5%
Biotechnology - 3.0%
Cepheid, Inc. (a)	352,630	13,544,518
Genomic Health, Inc. (a)	371,808	10,656,017
Seegene, Inc. (a)	79,400	3,911,361

		28,111,896

Health Care Equipment & Supplies - 1.0%
Given Imaging Ltd. (a)	491,594	9,546,756

Health Care Technology - 1.2%
athenahealth, Inc. (a)(b)	158,918	11,513,609

Life Sciences Tools & Services - 3.3%
Illumina, Inc. (a)(b)	688,556	30,661,399

		79,833,660

Industrials - 5.2%
Construction & Engineering - 0.4%
Shaw Group, Inc. (The) (a)	112,377	3,401,652

Electrical Equipment - 3.3%
A123 Systems, Inc. (a)(b)	8,020,850	8,181,267
Babcock & Wilcox Co. (The) (a)	478,485	11,770,731
Polypore International, Inc. (a)(b)	285,410	10,660,063

		30,612,061

Machinery - 1.5%
FANUC Corp.	72,900	12,294,619

Company	Shares	U.S. $ Value
Proto Labs, Inc. (a)	59,656	2,213,238

		14,507,857

		48,521,570

Telecommunication Services - 1.5%
Wireless Telecommunication Services - 1.5%
America Movil SAB de CV Series L (ADR) (b)	389,960	10,392,434
Tower Bersama Infrastructure Tbk PT	10,977,000	3,631,700

		14,024,134

Consumer Staples - 1.4%
Beverages - 1.1%
Heckmann Corp. (a)(b)	2,664,589	10,125,438

Food Products - 0.3%
Besunyen Holdings Co., Ltd.	36,029,000	3,276,735

		13,402,173

Total Common Stocks (cost $963,806,078)		933,326,356

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Funds and Investment Trusts - 0.0%
Market Vectors JR Gold Miners Expiration: Jan 2013, Exercise Price: $ 44.63 (a)(c) (cost $9,756,270)	12,000	270,000

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio,
0.12% (d)
(cost $999,777)	999,777	999,777

Total Investments Before Security Lending Collateral for Securities Loaned - 99.2% (cost $974,562,125)		934,596,133

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 23.9%
Investment Companies - 23.9%
AllianceBernstein Exchange Reserves - Class I,
0.21% (d)
(cost $224,743,503)	224,743,503	224,743,503

Total Investments - 123.1% (cost $1,199,305,628) (e)		1,159,339,636
Other assets less liabilities - (23.1)%		(217,254,257)

Net Assets - 100.0%		$942,085,379

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse London Branch (GFX):
Australian Dollar settling 6/15/12	23,165	$23,640,114	$24,025,416	$385,302
HSBC Bank USA:
Great British Pound settling 6/15/12	56,066	88,794,527	90,965,023	2,170,496
Royal Bank of Canada:
Canadian Dollar settling 6/15/12	26,328	26,206,663	26,625,692	419,029
UBS AG:
Euro settling 6/15/12	55,551	72,770,699	73,546,400	775,701

				$3,750,528

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $81,336,974 and gross unrealized depreciation of investments was $(121,302,966), resulting in net unrealized depreciation of $(39,965,992).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	–	American Depositary Receipt

Country Breakdown *

April 30, 2012 (unaudited)

60.2%	United States
7.7%	China
5.9%	Hong Kong
5.6%	Canada
3.9%	United Kingdom
3.7%	Japan
1.7%	Luxembourg
1.6%	South Korea
1.5%	Indonesia
1.4%	Argentina
1.1%	Thailand
1.1%	Mexico
1.0%	Israel
3.5%	Other
0.1%	Short-Term

100.0%	Total Investments

*	All data are as of April 30, 2012. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Australia, Belgium, Italy and Mongolia.

AllianceBernstein Global Thematic Growth Fund

April 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$240,376,156		$10,746,380		$	– 0	–	$251,122,536
Financials	53,885,910		124,106,984			– 0	–	177,992,894
Consumer Discretionary	70,314,168		62,947,219			– 0	–	133,261,387
Energy	112,275,593		18,859,580			– 0	–	131,135,173
Materials	75,274,989		18,883,278			– 0	–	94,158,267
Health Care	75,922,299		3,911,361			– 0	–	79,833,660
Industrials	36,226,951		12,294,619			– 0	–	48,521,570
Telecommunication Services	10,392,434		3,631,700			– 0	–	14,024,134
Consumer Staples	– 0	–	3,276,735			– 0	–	3,276,735
Options Purchased - Calls	– 0	–	270,000			– 0	–	270,000
Short-Term Investments	999,777		– 0	–		– 0	–	999,777
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	224,743,503		– 0	–		– 0	–	224,743,503

Total Investments in Securities	900,411,780		258,927,856	+		– 0	–	1,159,339,636
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	3,750,528			– 0	–	3,750,528
Liabilities:	– 0	–	– 0	–		– 0	–	– 0	–

Total	$900,411,780		$262,678,384		$	– 0	–	$1,163,090,164

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Financials			Total
Balance as of 7/31/11		$13,187,810			$13,187,810
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)					– 0	–
Change in unrealized appreciation/depreciation					– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements					– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		(13,187,810)			(13,187,810)

Balance as of 4/30/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/12	$	– 0	–	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: June 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: June 22, 2012